RELATED PARTY TRANSACTIONS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Aggregate balance - January 1	$ 2,006
New loans and advances	0
Change in status	0
Payments	(139)
Ending balance	$ 1,867